Commitments And Contingencies And Other Related Party Transactions (Schedule Of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies And Other Related Party Transactions [Abstract]
2013	$ 191
2014	191
2015	191
2016	179
2017	24
Thereafter	1,774
Total future minimum operating lease payments	$ 2,550